UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (97.6%)(a)
			Shares	Value

Aerospace and defense (4.8%)

General Dynamics Corp.			19,900	$2,745,205

Honeywell International, Inc.			148,000	14,014,120

L-3 Communications Holdings, Inc.			24,300	2,539,836

Northrop Grumman Corp.			61,700	10,239,115

Raytheon Co.			27,900	3,048,354

				32,586,630
Airlines (1.1%)

American Airlines Group, Inc.			66,000	2,562,780

Spirit Airlines, Inc.(NON)			99,000	4,682,700

				7,245,480
Banks (1.7%)

Bank of America Corp.			316,800	4,935,744

PacWest Bancorp(S)			99,600	4,263,876

Virgin Money Holdings UK PLC (United Kingdom)(NON)			455,403	2,667,067

				11,866,687
Beverages (1.0%)

PepsiCo, Inc.			69,600	6,563,280

				6,563,280
Biotechnology (7.6%)

Alkermes PLC(NON)			49,400	2,898,298

AMAG Pharmaceuticals, Inc.(NON)(S)			87,025	3,457,503

Amgen, Inc.			32,500	4,495,400

Biogen, Inc.(NON)			22,000	6,419,820

BioMarin Pharmaceutical, Inc.(NON)			23,500	2,475,020

Celgene Corp.(NON)			126,322	13,664,251

Gilead Sciences, Inc.			146,507	14,385,522

Neuralstem, Inc.(NON)(S)			481,639	587,600

PTC Therapeutics, Inc.(NON)(S)			31,100	830,370

TESARO, Inc.(NON)			13,600	545,360

Vertex Pharmaceuticals, Inc.(NON)			16,492	1,717,477

				51,476,621
Building products (1.1%)

Assa Abloy AB Class B (Sweden)			189,081	3,396,231

Fortune Brands Home & Security, Inc.			82,200	3,902,034

				7,298,265
Capital markets (1.7%)

Charles Schwab Corp. (The)			180,000	5,140,800

KKR & Co. LP			141,900	2,381,082

Morgan Stanley			133,300	4,198,950

				11,720,832
Chemicals (2.7%)

Albemarle Corp.			34,000	1,499,400

Axiall Corp.			111,800	1,754,142

Dow Chemical Co. (The)			73,000	3,095,200

E.I. du Pont de Nemours & Co.			28,300	1,364,060

Sherwin-Williams Co. (The)			19,400	4,321,932

Symrise AG (Germany)			60,140	3,612,548

W.R. Grace & Co.(NON)			31,000	2,884,550

				18,531,832
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			38,449	1,364,940

Tyco International PLC			156,700	5,243,182

				6,608,122
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $349,105) (Private)(F)(RES)(NON)			122,493	314,195

				314,195
Containers and packaging (0.4%)

Packaging Corp. of America			42,400	2,550,784

				2,550,784
Diversified consumer services (0.4%)

Bright Horizons Family Solutions, Inc.(NON)			41,764	2,682,919

				2,682,919
Diversified telecommunication services (0.5%)

Level 3 Communications, Inc.(NON)			73,500	3,211,215

				3,211,215
Electric utilities (0.2%)

Exelon Corp.			43,100	1,280,070

				1,280,070
Electrical equipment (0.4%)

Hubbell, Inc. Class B			32,300	2,743,885

				2,743,885
Electronic equipment, instruments, and components (0.6%)

Cognex Corp.			60,800	2,089,696

Corning, Inc.			98,700	1,689,744

				3,779,440
Energy equipment and services (0.7%)

Baker Hughes, Inc.			55,600	2,893,424

Schlumberger, Ltd.			31,500	2,172,555

				5,065,979
Food and staples retail (2.7%)

Costco Wholesale Corp.			29,400	4,250,358

CVS Health Corp.			80,000	7,718,400

Walgreens Boots Alliance, Inc.			73,500	6,107,850

				18,076,608
Food products (0.5%)

Pinnacle Foods, Inc.			73,503	3,078,306

				3,078,306
Health-care equipment and supplies (3.1%)

Boston Scientific Corp.(NON)			406,600	6,672,306

C.R. Bard, Inc.			35,800	6,669,898

Cooper Cos., Inc. (The)			26,500	3,944,790

Edwards Lifesciences Corp.(NON)			17,300	2,459,541

GenMark Diagnostics, Inc.(NON)(S)			175,520	1,381,342

				21,127,877
Health-care providers and services (0.4%)

Premier, Inc. Class A(NON)			80,977	2,783,179

				2,783,179
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)			47,240	198,408

HTG Molecular Diagnostics, Inc.(NON)			70,037	533,682

				732,090
Hotels, restaurants, and leisure (4.0%)

Bloomin' Brands, Inc.			126,009	2,290,844

Dave & Buster's Entertainment, Inc.(NON)			66,581	2,518,759

Hilton Worldwide Holdings, Inc.			525,099	12,045,771

Lindblad Expeditions Holdings, Inc.(NON)			264,000	2,579,280

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			272,200	3,745,472

Yum! Brands, Inc.			45,300	3,621,735

				26,801,861
Household durables (1.8%)

Panasonic Corp. (Japan)			341,500	3,466,931

PulteGroup, Inc.			363,900	6,866,793

Tempur Sealy International, Inc.(NON)			27,100	1,935,753

				12,269,477
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			210,258	3,069,767

				3,069,767
Industrial conglomerates (0.7%)

Danaher Corp.			52,800	4,499,088

				4,499,088
Insurance (0.5%)

Prudential PLC (United Kingdom)			149,528	3,161,105

				3,161,105
Internet and catalog retail (4.6%)

Amazon.com, Inc.(NON)			36,195	18,527,859

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,216,916) (Private) (Germany)(F)(RES)(NON)			158	1,087,439

Expedia, Inc.			26,100	3,071,448

FabFurnish GmbH (acquired 8/2/13, cost $15) (Private) (Brazil)(F)(RES)(NON)			11	9

Global Fashion Holding SA (acquired 8/2/13, cost $702,128) (Private) (Brazil)(F)(RES)(NON)			16,574	431,664

Netflix, Inc.(NON)			26,000	2,684,760

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $15) (Private) (Brazil)(F)(RES)(NON)			11	9

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)			4	3

Priceline Group, Inc. (The)(NON)			4,385	5,423,631

				31,226,822
Internet software and services (10.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			42,197	2,488,357

Facebook, Inc. Class A(NON)			292,400	26,286,760

Google, Inc. Class A(NON)			25,782	16,458,455

Google, Inc. Class C(NON)			31,965	19,448,145

GrubHub, Inc.(NON)(S)			31,200	759,408

Pandora Media, Inc.(NON)(S)			199,015	4,246,980

Twitter, Inc.(NON)			74,300	2,001,642

Yahoo!, Inc.(NON)			61,800	1,786,638

				73,476,385
IT Services (2.5%)

Visa, Inc. Class A(S)			242,500	16,892,550

				16,892,550
Leisure products (0.2%)

MCBC Holdings, Inc.(NON)			87,951	1,139,845

				1,139,845
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.			112,500	3,862,125

				3,862,125
Machinery (1.1%)

Middleby Corp. (The)(NON)			49,400	5,196,386

Wabtec Corp.			25,000	2,201,250

				7,397,636
Media (3.2%)

Discovery Communications, Inc. Class A(NON)(S)			77,500	2,017,325

DISH Network Corp. Class A(NON)			23,600	1,376,824

Liberty Global PLC Ser. A (United Kingdom)(NON)			69,500	2,984,330

Lions Gate Entertainment Corp.(S)			63,400	2,333,120

Live Nation Entertainment, Inc.(NON)			262,562	6,311,990

Time Warner Cable, Inc.			18,000	3,228,660

Time Warner, Inc.			47,400	3,258,750

				21,510,999
Multiline retail (0.8%)

Dollar General Corp.			71,800	5,201,192

				5,201,192
Oil, gas, and consumable fuels (3.0%)

Anadarko Petroleum Corp.			23,800	1,437,282

Cabot Oil & Gas Corp.			134,600	2,942,356

Diamondback Energy, Inc.(NON)			34,200	2,209,320

EOG Resources, Inc.			49,300	3,589,040

Gulfport Energy Corp.(NON)			101,600	3,015,488

Pioneer Natural Resources Co.			11,000	1,338,040

Scorpio Tankers, Inc.			285,431	2,617,402

Suncor Energy, Inc. (Canada)			103,471	2,767,239

Whiting Petroleum Corp.(NON)			49,291	752,674

				20,668,841
Personal products (1.4%)

Coty, Inc. Class A(NON)(S)			94,793	2,565,099

Edgewell Personal Care Co.			47,500	3,876,000

Estee Lauder Cos., Inc. (The) Class A			34,300	2,767,324

				9,208,423
Pharmaceuticals (5.3%)

Allergan PLC(NON)			36,200	9,839,522

Aratana Therapeutics, Inc.(NON)(S)			79,500	672,570

Bristol-Myers Squibb Co.			128,400	7,601,280

Cardiome Pharma Corp. (Canada)(NON)			178,000	1,502,320

Eli Lilly & Co.			44,000	3,682,360

Jazz Pharmaceuticals PLC(NON)			40,148	5,332,056

Perrigo Co. PLC			45,300	7,124,331

				35,754,439
Real estate investment trusts (REITs) (0.8%)

American Tower Corp.(R)			62,023	5,456,784

				5,456,784
Real estate management and development (0.9%)

Kennedy-Wilson Holdings, Inc.(S)			106,100	2,352,237

RE/MAX Holdings, Inc. Class A			112,665	4,053,687

				6,405,924
Road and rail (2.4%)

Genesee & Wyoming, Inc. Class A(NON)			24,786	1,464,357

Old Dominion Freight Line, Inc.(NON)			41,500	2,531,500

Union Pacific Corp.			138,400	12,235,944

				16,231,801
Semiconductors and semiconductor equipment (3.6%)

Applied Micro Circuits Corp.(NON)(S)			146,200	776,322

Avago Technologies, Ltd.			36,300	4,537,863

Freescale Semiconductor, Ltd.(NON)			102,470	3,748,353

Lam Research Corp.			52,353	3,420,221

Maxim Integrated Products, Inc.			57,100	1,907,140

Micron Technology, Inc.(NON)			157,248	2,355,575

ON Semiconductor Corp.(NON)			342,800	3,222,320

Skyworks Solutions, Inc.			54,200	4,564,182

				24,531,976
Software (5.8%)

Activision Blizzard, Inc.			194,808	6,017,619

Autodesk, Inc.(NON)			34,700	1,531,658

Cadence Design Systems, Inc.(NON)(S)			69,819	1,443,857

Microsoft Corp.			139,300	6,165,418

Mobileye NV (Israel)(NON)(S)			23,021	1,046,995

Red Hat, Inc.(NON)			69,296	4,980,996

Salesforce.com, Inc.(NON)			134,600	9,345,278

SS&C Technologies Holdings, Inc.			51,104	3,579,324

TiVo, Inc.(NON)			444,847	3,852,375

TubeMogul, Inc.(NON)(S)			126,800	1,333,936

				39,297,456
Specialty retail (3.6%)

Advance Auto Parts, Inc.			29,900	5,666,947

DavidsTea, Inc. (Canada)(NON)			48,558	760,418

Five Below, Inc.(NON)(S)			114,018	3,828,724

Home Depot, Inc. (The)			62,000	7,160,380

Tiffany & Co.			38,899	3,003,781

TJX Cos., Inc. (The)			60,604	4,328,338

				24,748,588
Technology hardware, storage, and peripherals (5.1%)

Apple, Inc.			249,772	27,549,852

SanDisk Corp.			57,673	3,133,374

Western Digital Corp.			51,700	4,107,048

				34,790,274
Textiles, apparel, and luxury goods (1.6%)

NIKE, Inc. Class B			62,300	7,661,031

Tumi Holdings, Inc.(NON)(S)			165,200	2,910,824

				10,571,855
Trading companies and distributors (0.2%)

HD Supply Holdings, Inc.(NON)			54,700	1,565,515

				1,565,515

Total common stocks (cost $615,998,057)				$661,065,024

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $952) (Private)(F)(RES)(NON)			334	$857

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $18,232) (Private)(F)(RES)(NON)			5,788	16,409

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $42,817) (Private)(F)(RES)(NON)			8,412	38,535

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $62,108) (Private)(F)(RES)(NON)			12,202	55,897

Oportun Financial Corp. Ser. E-1,8.00 % cv. pfd. (acquired 6/23/15, cost $32,829) (Private)(F)(RES)(NON)			6,344	31,346

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $105,139) (Private)(F)(RES)(NON)			13,690	94,625

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $294,898) (Private)(F)(RES)(NON)			103,473	265,408

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $372,897) (Private)(F)(RES)(NON)			130,841	335,607

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,165,568) (Private)(F)(RES)(NON)			409,359	1,049,011

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% (acquired 8/10/15, cost $786,064) (Private)(F)(RES)(NON)			126,174	707,458

Total convertible preferred stocks (cost $2,883,504)				$2,595,153

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	359,195	$168,822

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	146,170	—

Total warrants (cost $362,787)				$168,822

SHORT-TERM INVESTMENTS (8.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	46,564,113	$46,564,113

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	10,996,570	10,996,570

U.S. Treasury Bills 0.17%, February 18, 2016(SEGSF)			$200,000	199,982

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			696,000	695,936

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)			391,000	390,991

U.S. Treasury Bills 0.01%, October 15, 2015(SEGSF)			350,000	349,999

U.S. Treasury Bills 0.03%, October 8, 2015(SEGSF)			89,000	88,999

Total short-term investments (cost $59,286,040)				$59,286,590

TOTAL INVESTMENTS

Total investments (cost $678,530,388)(b)				$723,115,589

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $8,095,094) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/18/15	$2,074,476	$1,994,741	$(79,735)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/16/15	2,343,484	2,372,606	29,122
State Street Bank and Trust Co.
	Japanese Yen	Sell	11/18/15	1,320,788	1,277,667	(43,121)
UBS AG
	Euro	Sell	12/16/15	2,419,676	2,450,080	30,404

Total						$(63,330)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	65,725	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$(711,382)
baskets	18,930	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(146,390)

Total		$—	$(857,772)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $677,190,427.
(b)	The aggregate identified cost on a tax basis is $678,838,929, resulting in gross unrealized appreciation and depreciation of $108,085,188 and $63,808,528, respectively, or net unrealized appreciation of $44,276,660.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,428,472, or 0.7% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,441,351	$108,808,351	$109,253,132	$6,900	$10,996,570
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $46,564,113, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $46,274,116.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $954,182 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $951,506 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $970,865 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$131,167,503	$3,466,931	$1,519,124
Consumer staples	36,926,617	—	—
Energy	25,734,820	—	—
Financials	32,783,160	5,828,172	314,195
Health care	115,736,331	—	—
Industrials	82,780,191	3,396,231	—
Information technology	192,768,081	—	—
Materials	17,470,068	3,612,548	—
Telecommunication services	3,211,215	—	—
Utilities	4,349,837	—	—
Total common stocks	642,927,823	16,303,882	1,833,319
Convertible preferred stocks	—	—	2,595,153
Warrants	168,822	—	—
Short-term investments	10,996,570	48,290,020	—

Totals by level	$654,093,215	$64,593,902	$4,428,472

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(63,330)	$—
Total return swap contracts	—	(857,772)	—

Totals by level	$—	$(921,102)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$59,526	$122,856
Equity contracts	168,822	857,772

Total	$228,348	$980,628

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$18,400,000
OTC total return swap contracts (notional)		$8,100,000
Warrants (number of warrants)		510,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—
	Forward currency contracts#	—	29,122	—	30,404	59,526

	Total Assets	$—	$29,122	$—	$30,404	$59,526

	Liabilities:
	OTC Total return swap contracts*#	—	857,772	—	—	857,772
	Forward currency contracts#	79,735	—	43,121	—	122,856

	Total Liabilities	$79,735	$857,772	$43,121	$—	$980,628

	Total Financial and Derivative Net Assets	$(79,735)	$(828,650)	$(43,121)	$30,404	$(921,102)
	Total collateral received (pledged)##†	$(79,735)	$(828,650)	$—	$—
	Net amount	$—	$—	$(43,121)	$30,404

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015